CONSOLIDATED INTERIM STATEMENT OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Cash generated from/(used in) operations	$ 91	$ 164	$ (103)	$ 137
Net interest paid	(28)	(4)	(21)	(49)
Income tax paid	(8)	(7)	(15)	(28)
Cash flows from/(used in) operating activities	55	153	(139)	60
Cash flows used in investing activities
Purchase of property, plant and equipment and intangible assets	(169)	(121)	(286)	(289)
Other investing activities				1
Net cash used in investing activities	(169)	(121)	(286)	(288)
Cash flows from financing activities
Proceeds from borrowings	600	2,766	700	2,766
Repayment of borrowings	(105)	(3)	(109)	(5)
Deferred debt issue costs paid	(4)	(25)	(6)	(25)
Lease payments	(13)	(11)	(26)	(22)
Dividends paid	(121)		(121)
Treasury shares purchased	(3)		(3)
Other financing activities	(1)		(1)
Repayment of related party borrowings to Ardagh		(1,741)		(1,741)
Payment as part of capital reorganization		(574)		(574)
Proceeds from related party borrowings from Ardagh		15		15
Cash received from Ardagh				206
Redemption premium and issuance costs paid				(52)
Net cash inflow from financing activities	353	427	434	568
Net increase in cash and cash equivalents	239	459	9	340
Cash and cash equivalents at beginning of period	225	130	463	257
Foreign exchange losses on cash and cash equivalents	(28)	(2)	(36)	(10)
Cash and cash equivalents at end of period	$ 436	$ 587	$ 436	$ 587